UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        ALLIANCEBERNSTEIN BOND FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
CORPORATE DEBT OBLIGATIONS-84.2%
Automotive-1.1%
DaimlerChrysler North America
   4.875%, 6/15/10                                       $ 3,150     $ 3,011,088
Johnson Controls, Inc.
   5.25%, 1/15/11                                          3,750       3,654,356
                                                                     -----------
                                                                       6,665,444
                                                                     -----------
Banking-9.9%
CA Preferred Funding Trust
   7.00%, 1/30/49                                          9,000       8,786,700
Dime Capital Trust I
  Series A
   9.33%, 5/06/27                                          9,028       9,661,973
Dresdner Funding Trust I
   8.151%, 6/30/31(a)                                     10,000      11,146,780
HBOS Plc
   6.413%, 9/29/49(a)                                      5,000       4,478,815
Mizuho Finance Group
   8.375%, 4/27/49                                         9,100       9,538,620
Russian Standard Finance
   7.50%, 10/07/10(a)                                      1,314       1,225,305
UBS Funding Trust I
   8.622%, 10/31/49                                       10,000      10,939,190
Wachovia Capital Trust III
   5.80%, 8/29/49                                          4,710       4,570,594
                                                                     -----------
                                                                      60,347,977
                                                                     -----------
Broadcasting/Media-5.7%
British Sky Broadcasting Group Plc
   8.20%, 7/15/09                                          4,000       4,247,876
BSKYB Finance UK Plc
   6.50%, 10/15/35(a)                                      4,000       3,705,720
News America, Inc.
   5.30%, 12/15/14*                                        7,000       6,642,706
   6.40%, 12/15/35                                         5,000       4,624,525
Time Warner, Inc.
   7.70%, 5/01/32*                                         5,000       5,434,260
Turner Broadcasting System, Inc.
   8.375%, 7/01/13                                         9,473      10,424,705
                                                                     -----------
                                                                      35,079,792
                                                                     -----------


1 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Building/Real Estate-2.6%
D.R. Horton, Inc.
   6.00%, 4/15/11                                        $ 4,256     $ 4,137,143
Developers Diversified Realty Corp.
   5.375%, 10/15/12                                        3,850       3,699,835
ERP Operating LP
   5.125%, 3/15/16                                         8,800       8,131,270
                                                                     -----------
                                                                      15,968,248
                                                                     -----------
Cable-5.3%
AT&T Broadband Corp.
   9.455%, 11/15/22                                       20,420      25,371,789
DirecTV Holdings LLC
   6.375%, 6/15/15                                         5,155       4,755,487
Insight Midwest LP
   9.75%, 10/01/09                                         2,000       2,040,000
                                                                     -----------
                                                                      32,167,276
                                                                     -----------
Chemicals-0.8%
Union Carbide Corp.
   7.75%, 10/01/96*                                        5,000       4,986,865
                                                                     -----------
Communications-6.9%
AT&T Corp.
   7.30%, 11/15/11                                        10,000      10,615,330
British Telecommunications Plc
   8.375%, 12/15/10                                       15,000      16,468,035
Sprint Capital Corp.
   7.625%, 1/30/11                                         5,000       5,322,115
TCI Communications Financing III
   9.65%, 3/31/27                                          5,000       5,331,275
Viacom, Inc.
   5.75%, 4/30/11(a)                                       4,500       4,419,981
                                                                     -----------
                                                                      42,156,736
                                                                     -----------
Communications - Fixed-0.8%
Embarq Corp.
   6.738%, 6/01/13                                         5,000       4,984,875
                                                                     -----------
Communications - Mobile-0.8%
Nextel Communications, Inc.
   Series E
   6.875%, 10/31/13                                        5,000       5,029,310
                                                                     -----------
Energy-2.0%
Kinder Morgan Finance Corp.
   5.35%, 1/05/11                                          5,000       4,606,690
Massey Energy Co.
   6.875%, 12/15/13                                        2,000       1,860,000


                        ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 2

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Ras Laffan LNG III
   Series B
   5.838%, 9/30/27(a)                                    $ 6,200     $ 5,772,572
                                                                     -----------
                                                                      12,239,262
                                                                     -----------
Financial-5.6%
AFC Capital Trust I
   8.207%, 2/03/27                                         5,000       5,003,415
BOI Capital Funding Number 2
   5.571%, 2/01/16(a)                                      1,425       1,315,644
ILFC E-Capital Trust I
   5.90%, 12/21/65(a)*                                     1,465       1,428,089
iStar Financial, Inc.
   5.375%, 4/15/10                                         2,500       2,440,748
   6.00%, 12/15/10                                         4,505       4,488,561
Mitsubishi UFJ Financial Group, Ltd.
   6.346%, 7/29/49                                         2,400       2,315,016
Residential Capital Corp.
   6.375%, 6/30/10                                        10,000       9,863,910
Resona Preferred Global Securities
   7.191%, 12/20/49(a)                                     5,000       5,015,450
Washington Mutual Preferred Funding Trust I
   6.534%, 3/29/49(a)*                                     2,700       2,586,762
                                                                     -----------
                                                                      34,457,595
                                                                     -----------
Food & Beverage-2.8%
Altria Group, Inc.
   7.75%, 1/15/27*                                         3,000       3,366,237
ConAgra Foods, Inc.
   6.75%, 9/15/11                                          6,740       6,947,376
   7.875%, 9/15/10                                         3,707       3,966,405
Reynolds American, Inc.
   7.25%, 6/01/13(a)                                       3,000       2,932,500
                                                                     -----------
                                                                      17,212,518
                                                                     -----------
Health Care-2.5%
Boston Scientific Corp.
   6.00%, 6/15/11*                                         3,000       2,959,566
Coventry Health Care, Inc.
   5.875%, 1/15/12                                         1,660       1,593,600
Humana, Inc.
   6.45%, 6/01/16                                          2,200       2,177,677
WellPoint, Inc.
   5.85%, 1/15/36                                          4,400       3,931,747


3 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Wyeth
   6.50%, 2/01/34                                         $4,500     $ 4,505,463
                                                                     -----------
                                                                      15,168,053
                                                                     -----------
Industrial-2.1%
Inco, Ltd.
   5.70%, 10/15/15                                         7,995       7,506,106
Tyco International Group SA
   6.00%, 11/15/13                                         5,050       5,003,015
                                                                     -----------
                                                                      12,509,121
                                                                     -----------
Insurance-5.4%
Farmers Insurance Exchange
   8.625%, 5/01/24(a)                                      3,000       3,328,593
Liberty Mutual Group
   5.75%, 3/15/14(a)                                       5,000       4,696,345
North Front PassThru Trust
   5.81%, 12/15/24(a)                                      5,000       4,753,715
Ohio Casualty Corp.
   7.30%, 6/15/14                                          6,650       6,725,896
WR Berkley Corp.
   5.60%, 5/15/15                                          7,500       7,079,025
ZFS Finance USA Trust I
   6.15%, 12/15/65(a)*                                     7,000       6,706,497
                                                                     -----------
                                                                      33,290,071
                                                                     -----------
Metals/Mining-2.8%
Alcan, Inc.
   5.20%, 1/15/14                                          3,500       3,315,952
International Steel Group, Inc.
   6.50%, 4/15/14                                          2,565       2,423,925
Ispat Inland ULC
   9.75%, 4/01/14                                          6,000       6,615,000
Teck Cominco, Ltd.
   6.125%, 10/01/35                                        5,000       4,475,530
                                                                     -----------
                                                                      16,830,407
                                                                     -----------
Non-Air Transportation-2.2%
BNSF Funding Trust I
   6.613%, 12/15/55                                        6,815       6,397,247
CSX Transportation, Inc.
   9.75%, 6/15/20                                          5,200       6,740,001
                                                                     -----------
                                                                      13,137,248
                                                                     -----------
Paper/Packaging-2.9%
Packaging Corp. of America
   5.75%, 8/01/13                                          2,825       2,686,055


                        ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 4

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Weyerhaeuser Co.
   6.75%, 3/15/12*                                       $15,000     $15,324,915
                                                                     -----------
                                                                      18,010,970
                                                                     -----------
Petroleum Products-4.2%
Devon Financing Corp. ULC
   6.875%, 9/30/11                                         3,000       3,119,106
Enterprise Products Operating LP
   5.00%, 3/01/15                                         10,000       9,030,550
   6.65%, 10/15/34(a)                                      8,000       7,590,248
Tengizchevroil Finance Co.
   6.124%, 11/15/14(a)                                     6,215       6,005,244
                                                                     -----------
                                                                      25,745,148
                                                                     -----------
Public Utilities - Electric & Gas-10.7%
Aquila, Inc.
   14.875%, 7/01/12*                                       4,435       5,865,288
CP&L, Inc.
   5.25%, 12/15/15                                         2,600       2,450,331
Duke Capital LLC
   6.75%, 2/15/32*                                         6,000       6,075,516
   Senior Note
   8.00%, 10/01/19                                         9,000      10,175,814
Energy Transfer Partners LP
   5.95%, 2/01/15                                          1,500       1,444,452
Exelon Corp.
   6.75%, 5/01/11                                          5,000       5,167,025
Indiantown Cogeneration LP
   Series A-9
   9.26%, 12/15/10                                         6,489       6,797,261
Kansas Gas & Electric
   5.647%, 3/29/21*                                        5,000       4,716,050
Potomac Edison Co.
   5.35%, 11/15/14                                         3,500       3,343,256
Progress Energy, Inc.
   7.10%, 3/01/11                                          6,000       6,258,918
TECO Energy, Inc.
   7.00%, 5/01/12                                          5,000       4,975,000
   7.20%, 5/01/11                                          5,000       5,031,250
Xcel Energy, Inc.
   6.50%, 7/01/36                                          3,300       3,236,406
                                                                     -----------
                                                                      65,536,567
                                                                     -----------
Public Utilities - Telephone-2.6%
Telecom Italia Capital
   4.00%, 1/15/10                                          5,000       4,678,880


5 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO

                                                        Shares or
                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Verizon New England, Inc.
   6.50%, 9/15/11*                                        $5,000    $  5,001,560
Verizon New Jersey, Inc.
   5.875%, 1/17/12                                         5,000       4,892,815
Windstream Corp.
   8.125%, 8/01/13(a)                                      1,369       1,396,380
                                                                    ------------
                                                                      15,969,635
                                                                    ------------
Retail-1.2%
Federated Department Stores, Inc.
   6.625%, 4/01/11                                         2,500       2,567,428
GSC Holdings Corp.
   8.00%, 10/01/12*                                        5,000       5,000,000
                                                                    ------------
                                                                       7,567,428
                                                                    ------------
Supermarket/Drug-1.9%
Delhaize America, Inc.
   9.00%, 4/15/31                                          2,000       2,193,220
Safeway, Inc.
   5.80%, 8/15/12                                          5,000       4,883,035
The Kroger Co.
   4.95%, 1/15/15                                          5,250       4,765,294
                                                                    ------------
                                                                      11,841,549
                                                                    ------------
Technology-1.4%
Cisco Systems, Inc.
   5.25%, 2/22/11                                          3,500       3,435,082
Oracle Corp.
   5.00%, 1/15/11                                          5,500       5,307,918
                                                                    ------------
                                                                       8,743,000
                                                                    ------------
Total Corporate Debt Obligations
   (cost $535,133,748)                                               515,645,095
                                                                    ------------

PREFERRED STOCKS-11.2%
Banking-2.4%
Cobank
   Series B(a)                                               100       5,065,100
Royal Bank of Scotland Group Plc
   Series N*                                                 200       4,730,000
US Bancorp                                                   200       5,025,000
                                                                    ------------
                                                                      14,820,100
                                                                    ------------
Building/Real Estate-0.7%
Equity Residential
   Series N                                                  200       4,568,000
                                                                    ------------


                        ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 6

                                                      Shares or
                                                      Principal
                                                        Amount
                                                        (000)      U.S. $ Value
                                                      ----------   ------------
Communications-3.9%
Centaur Funding Corp.
   Series B(a)                                               20    $ 23,771,962
                                                                   ------------
Financial-3.3%
Merrill Lynch & Co., Inc.
   Series 3                                                 400       9,908,000
Morgan Stanley Group, Inc.
   Series A                                                 400      10,000,000
                                                                   ------------
                                                                     19,908,000
                                                                   ------------
Insurance-0.9%
AmerUs Group Co.                                            225       5,737,500
                                                                   ------------
Total Preferred Stocks
   (cost $65,896,250)                                                68,805,562
                                                                   ------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS-2.3%
U.S. Treasury Note-2.1%
   2.50%, 10/31/06                                    $  13,000      12,887,771
                                                                   ------------
U.S. Treasury Bond-0.2%
   5.375%, 2/15/31                                        1,100       1,118,992
                                                                   ------------
Total U.S. Government & Government Sponsored
   Agency Obligations
   (cost $14,078,359)                                                14,006,763
                                                                   ------------
ASSET BACKED SECURITIES-1.6%
Chase Issuance Trust
   Series 2005-A7 Class A7
   4.55%, 3/15/13
   (cost $10,042,716)                                    10,000       9,570,600
                                                                   ------------
SHORT-TERM INVESTMENT-1.7%
Time Deposit-1.7%
State Street Euro Dollar
   4.60%, 7/03/06
   (cost $10,200,000)                                    10,200      10,200,000
                                                                   ------------


7 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO

Total Investments Before Security Lending
   Collateral - 101.0%
   (cost $635,351,073)                                             $618,228,020
                                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR
   SECURITIES LOANED-8.1%
Short-Term Investments
Barton
   5.32%, 7/03/06                                     $   10,000      9,995,567
Morgan Stanley
   5.39%, 7/10/06                                         35,000     35,000,000
                                                                   ------------
                                                                     44,995,567
                                                                   ------------
UBS Private Money Market Fund, LLC, 5.11%              4,293,846      4,293,846
                                                                   ------------
Total Investment of Cash Collateral for
   Securities Loaned
   (cost $49,289,413)                                                49,289,413
                                                                   ------------
Total Investments - 109.1%
   (cost $684,640,486)                                              667,517,433
Other assets less liabilities - (9.1)%                              (55,501,638)
                                                                   ------------
Net Assets - 100%                                                  $612,015,795
                                                                   ------------

CREDIT DEFAULT SWAP CONTRACTS

                                               Notional                              Unrealized
Swap Counterparty &                             Amount    Interest   Termination   Appreciation/
Referenced Obligations                           (000)      Rate         Date      (Depreciation)
--------------------------------------------   --------   --------   -----------   --------------
Buy:
J.P. Morgan                                      4,700       .35%       3/20/11       $ (9,369)
   Wachovia Capital Trust III
Morgan Stanley
   Time Warner, Inc.                             5,000       .37%       5/01/12        (12,458)
Sell:
Lehman Brothers                                 10,000      1.58%       9/20/07         52,888
   Avalon Bay Communities, Inc.
   Series H, Preferred Stock
   CIT Group, Inc. Series A, Preferred Stock
   Duke Energy Corp., Series C
   Preferred Stock


                        ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO o 8

   Merrill Lynch & Co., Inc.
   Series 1, Preferred Stock
   MetLife, Inc., Series B, Preferred Stock
   Royal Bank of Scotland Group plc,
   Series M, Preferred Stock
   Washington Mutual, Inc. Series A
Lehman Brothers                                 10,000       .77%      12/20/10         26,258
   Simon Property Group, Inc.
   Series F, Preferred Stock
Lehman Brothers                                  5,000       .85%      12/20/10         24,039
   Regency Centers Corp.
Merrill Lynch                                   10,000       .35%       6/20/11         41,650
   Pacific Gas & Electric Company
Merrill Lynch                                    6,000       .53%      12/20/15         39,831
   Union Pacific Corp.

*    Represents entire or partial securities out on loan.

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $107,341,702 or 17.5% of net assets.

Please Note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser. These industry classifications are broadly defined.


9 o ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO

AllianceBernstein Bond Fund -U.S. Government Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-85.3%
U.S. Treasury Bonds-34.2%
   6.25%, 8/15/23-5/15/30*                               $66,300    $ 74,103,918
   7.125%, 2/15/23*                                       20,000      23,928,120
   7.25%, 5/15/16*                                         5,250       6,078,928
   7.50%, 11/15/16                                        23,000      27,204,676
   11.25%, 2/15/15*                                       20,000      28,404,680
   12.50%, 8/15/14*                                       45,150      54,665,001
                                                                    ------------
                                                                     214,385,323
                                                                    ------------
Mortgage Pass Thru's-25.2%
Federal Home Loan Mortgage Corp.
   4.249%, 10/01/35                                        1,053       1,038,794
   4.399%, 8/01/34                                           842         834,557
   4.406%, 9/01/34                                           613         604,836
   4.613%, 4/01/35                                           781         769,338
   4.692%, 6/01/35                                         1,606       1,584,062
   5.745%, 5/01/36                                           788         782,580
Federal National Mortgage Association
   4.175%, 9/01/35                                           576         569,352
   4.347%, 8/01/34                                           954         944,161
   4.369%, 8/01/34                                         1,569       1,558,184
   4.416%, 8/01/34                                           964         953,613
   4.471%, 1/01/36                                           830         818,332
   4.475%, 5/01/33                                           956         948,002
   4.509%, 8/01/35                                           547         541,209
   4.521%, 7/01/35                                         1,385       1,370,097
   4.692%, 5/01/35                                         1,010         998,004
   4.785%, 7/01/35                                         1,820       1,797,450
   4.831%, 7/01/35                                           871         860,446
   5.00%, 12/01/19-6/01/20                                22,210      21,438,957
   5.598%, 4/01/36                                         1,096       1,087,809
   5.815%, 3/01/36                                         2,611       2,605,978
   5.95%, 6/01/36                                          2,188       2,190,845
   6.034%, 1/01/36                                         1,435       1,478,042
   6.05%, 5/01/36                                          1,081       1,084,944
   6.50%, 8/01/34-5/01/35                                 10,784      10,870,491
Government National Mortgage Association
   5.50%, TBA                                             35,950      34,837,779


1 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
   6.00%, TBA                                            $51,120    $ 50,640,750
   7.00%, 12/15/26                                         3,113       3,209,510
   7.50%, 12/15/14                                         6,836       7,077,637
   8.00%, 3/15/12                                          3,108       3,197,262
   8.15%, 9/15/20                                            444         472,206
   9.00%, 12/15/09-12/15/19                                  792         812,338
                                                                    ------------
                                                                     157,977,565
                                                                    ------------
U.S. Treasury Notes-19.5%
   3.25%, 1/15/09*                                        28,600      27,328,644
   3.625%, 1/15/10*                                        7,010       6,674,284
   3.875%, 5/15/09                                        19,845      19,183,765
   4.00%, 6/15/09-4/15/10*                                52,950      51,105,460
   4.50%, 11/15/15*                                       18,560      17,678,400
                                                                    ------------
                                                                     121,970,553
                                                                    ------------
Federal Agency - Collateralized Mortgage
Obligations-6.3%
Fannie Mae
   Series 2003-94 Class CE
   5.00%, 10/25/33                                         4,130       3,943,330
   Series 2002-59 Class B
   5.50%, 9/25/17                                          3,151       3,121,330
   Series 2005-117 Class AU
   5.50%, 7/25/34                                          4,055       3,930,836
   Series 2002-16 Class OD
   6.50%, 4/25/32                                          6,735       6,751,837
Fannie Mae Strip
   Series 334 Class 24
   5.00%, 2/01/18                                          2,109         345,913
   Series 339 Class 25
   5.00%, 7/01/18                                          3,300         544,954
   Series 339 Class 26
   5.00%, 7/01/18                                          2,699         450,723
   Series 351 Class 27
   5.00%, 4/01/19                                          1,184         207,144
Freddie Mac
   Series 2617 Class DN
   4.50%, 10/15/30                                         2,140       1,923,325
   Series 2590 Class NT
   5.00%, 4/15/16                                          4,865       4,764,684
   Series 2468 Class TE
   5.50%, 7/15/17                                         10,795      10,631,240


                       ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 2

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Government National Mortgage Association
   Series 2002-50 Class PE
   6.00%, 7/20/32                                         $2,910    $  2,851,800
                                                                    ------------
                                                                     39,467,116
                                                                    ------------
Federal Agency - Commercial Mortgage Backed
Security-0.1%
Government National Mortgage Association
   Series 2006-32 Class XM
   5.50%, 11/15/35                                         5,883         331,242
                                                                    ------------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $547,860,629)                                               534,131,799
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS-12.3%
Adjustable Rate Mortgage Trust
   Series 2005-4 Class 3A1
  5.003%, 8/25/35                                          3,154       3,065,445
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
   5.972%, 1/25/36                                         2,945       2,940,374
   Series 2006-2 Class 23A1
   5.991%, 3/25/36                                         3,996       3,986,372
   Series 2006-3 Class 22A1
   6.25%, 5/25/36                                          3,011       3,016,072
Citicorp Mortgage Securities, Inc.
   Series 2004-7 Class 1A1
   5.25%, 9/25/34                                          5,938       5,797,138
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Class 1A4
   5.122%, 5/25/35                                         3,108       3,029,487
Countrywide Home Loans
   Series 2004-J9 Class 2A1
   5.25%, 1/25/35                                          5,465       5,306,325
   Series 2005-12 Class 1A5
   5.25%, 5/25/35                                          7,725       7,502,723
   Series 2006-HYB4 Class 2A1
   5.86%, 6/20/36                                          4,358       4,331,413
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2004-2R Class A1
   5.024%, 12/28/33(a)                                     3,516       3,040,275
Greenpoint Mortgage Funding Trust
   Series 2006-AR2 Class 4A1
   7.323%, 8/25/36                                         3,502       3,594,145


3 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Class 4A1
   6.269%, 5/25/36                                        $2,094     $ 2,095,053
JP Morgan Alternative Loan Trust
   Series 2006-A2 Class 4A1
   6.398%, 5/25/36                                         2,973       2,980,496
JP Morgan Mortgage Trust
   Series 2006-A4 Class 1A1
   5.862%, 6/25/36                                         2,997       2,978,821
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Class 2A1
   6.225%, 3/25/36                                         3,301       3,301,599
Residential Asset Mortgage Products, Inc.
   Series 2004-SL2 Class A2
   6.50%, 10/25/31                                         4,740       4,764,605
   Series 2004-SL4 Class A4
   7.00%, 7/25/32                                          1,673       1,705,659
Residential Asset Securitization Trust
   Series 2003-A15 Class B2
   5.582%, 2/25/34                                         1,728       1,598,379
Residential Funding Mortgage Securities I Inc.
   Series 2005-SA3 Class 3A
   5.247%, 8/25/35                                         3,133       3,071,965
Structured Asset Mortgage Investments, Inc.
   Series 2005-AR7 Class 5X1
   1.465%, 3/25/46                                         5,110         173,276
Structured Asset Securities Corp.
   Series 2003-21 Class 2A1
   4.00%, 8/25/33                                          3,645       3,530,909
   Series 2003-6A Class B3
   5.421%, 3/25/33                                         2,224       2,159,505
   Series 2002-3 Class B3
   6.50%, 3/25/32                                          3,374       3,356,680
                                                                     -----------
Total Collateralized Mortgage Obligations
   (cost $78,913,285)                                                 77,326,716
                                                                     -----------
ASSET BACKED SECURITIES-2.6%
Fixed Rate-0.6%
Countrywide Asset-Backed Certificates
   Series 2004-2N Class N1
   5.00%, 2/25/35(a)                                         127         126,527
DB Master Finance, LLC
   Series 2006-1 Class A2
   5.779%, 6/20/31(a)                                      1,395       1,383,672


                       ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 4

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
Residential Asset Mortgage Products, Inc.
   Series 2004-SL3 Class A3
   7.50%, 12/25/31                                        $1,428     $ 1,471,151
SASCO Net Interest Margin Trust
   Series 2004-9XS Class A
   5.25%, 5/28/34(a)                                         600         570,267
                                                                     -----------
                                                                       3,551,617
                                                                     -----------
Adjustable Rate-2.0%
Long Beach Mortgage Loan Trust
   Series 2003-1 Class M2
   7.373%, 3/25/33                                         6,465       6,507,152
Morgan Stanley ABS Capital I
   Series 2004-NC3 Class M2
   6.423%, 3/25/34                                         6,000       6,046,620
                                                                     -----------
                                                                      12,553,772
                                                                     -----------
Total Asset Backed Securities
   (cost $16,255,082)                                                 16,105,389
                                                                     -----------
COMMERCIAL MORTGAGE BACKED SECURITIES-2.5%
Banc of America Commercial Mortgage, Inc.
   Series 2006-2, Class A4
   5.741%, 5/10/45                                         1,790       1,774,588
Citigroup Commercial Mortgage Trust
   Series 2004-C1 Class A4
   5.463%, 4/15/40                                         2,040       1,986,899
CS First Boston Mortgage Securities Corp.
   Series 2004-C1 Class A4
   4.75%, 1/15/37                                            715         664,442
JP Morgan Chase Commercial Mortgage
   Securities
   Series 2006-CB15 Class A4
   5.814%, 6/12/43                                         1,485       1,470,224
JP Morgan Chase Commercial Mortgage
   Securities Corp.
   Series 2006-LDP7 Class A4
   5.876%, 4/15/45                                         1,580       1,584,772
LB UBS Commercial Mortgage Trust
   Series 2004-C2 Class A4
   4.367%, 3/15/36                                         1,700       1,543,651
   Series 2006-C4 Class A4
   5.90%, 6/15/38                                          1,500       1,506,420
Merrill Lynch Mortgage Trust
   Series 2004-KEY2 Class A4
   4.864%, 8/12/39                                         2,420       2,259,288


5 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
-----------------------------------------------------   ---------   ------------
   Series 2004-BPC1 Class A5
   4.855%, 10/12/41                                      $  1,890    $ 1,758,418
Merrill Lynch/Countrywide Commercial
   Mortgage Trust
   Series 2006-2 Class A4
   5.91%, 6/12/46                                             895        898,849
                                                                     -----------
Total Commercial Mortgage Backed Securities
   (cost $15,533,194)                                                 15,447,551
                                                                     -----------
STRIPPED MORTGAGE BACKED SECURITIES-2.2%
Countrywide Alternative Loan Trust
   Series 2005-59 Class 2X
   1.452%, 11/20/35                                        15,639        625,557
   Series 2005-27 Class 2X2
   0.281%, 8/25/35                                          7,889        184,907
   Series 2005-27 Class 2X1
   1.355%, 8/25/35                                         42,832      1,298,249
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2001-CK3 Class AX
   1.274%, 6/15/34(a)                                      32,163      1,324,171
Greenpoint Mortgage Funding Trust
   Series 2005-AR5 Class 4X1
   Zero Coupon, 11/25/45                                   17,767        410,947
   Series 2005-AR5 Class 4X2
   Zero Coupon, 11/25/45                                   10,195        178,409
LB UBS Commercial Mortgage Trust
   Series 2005-C7 Class XCL
   0.082%, 11/15/40(a)                                    122,765      1,169,954
Morgan Stanley Capital I
   Series 2003-IQ4 Class X1
   0.129%, 5/15/40(a)                                      88,164      2,899,724
Mortgage Capital Funding, Inc.
   Series 1996-MC2 Class X
   2.561%, 12/21/26                                        10,893         57,839
Prudential Securities Secured Financing Corp.
   Series 1999-NRF1 Class AEC
   0.935%, 11/01/31(a)                                    262,412      5,791,434
                                                                     -----------
Total Stripped Mortgage Backed Securities
   (cost $16,258,226)                                                 13,941,191
                                                                     -----------


                       ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 6

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
---------------------------------------------------   ---------   -------------
SHORT-TERM INVESTMENTS-8.3%
U.S. Government & Government Sponsored Agency
Obligations-8.2%
Federal Home Loan Bank
   Zero Coupon, 7/03/06                                $25,800    $  25,800,000
Federal Home Loan Mortgage Corp.
   Zero Coupon, 7/03/06                                 26,000       26,000,000
                                                                  -------------
                                                                     51,800,000
                                                                  -------------
U.S. Treasury Bill-0.1%
   Zero Coupon, 9/28/06                                    500          494,085
                                                                  -------------
Total Short-term Investments
   (cost $52,294,085)                                                52,294,085
                                                                  -------------
Total Investments Before Security Lending
   Collateral - 113.2%
  (cost $727,114,501)                                               709,246,731
                                                                  -------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED-34.1%
Short-Term Investments-33.7%
FPL Group
   5.36%, 7/07/06                                       11,000       10,988,557
Goldman Sachs
   5.42%, 7/03/06                                       25,000       25,000,000
Lexington Parker Capital
   5.30%, 07/17/06                                      10,000        9,961,867
Morgan Stanley
   5.38%-5.39%, 7/03/06                                 70,000       70,000,000
Sigma Finance, Inc.
   5.39%, 7/22/06                                       45,000       45,163,903
UBS
   5.27%, 7/03/06                                       50,000       49,978,041
                                                                  -------------
                                                                    211,092,368
                                                                  -------------

                                                        Shares
                                                      ---------
UBS Private Money Market Fund, LLC,
5.11%                                                 2,370,475       2,370,475
                                                                  -------------
Total Investment of Cash Collateral for Securities
   Loaned
   (cost $213,462,843)                                              213,462,843
                                                                  -------------


7 o ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO

Total Investments - 147.3%
   (cost $940,577,344)                                              922,709,574
Other assets less liabilities - (47.3)% (b)                        (296,418,346)
                                                                  -------------
Net Assets - 100%                                                 $ 626,291,228
                                                                  -------------

FINANCIAL FUTURES CONTRACTS SOLD

                                                             Value at
                Number of     Expiration     Original        June 30,     Unrealized
Type            Contracts       Month          Value           2006      Appreciation
-------------   ---------   --------------   -----------   -----------   ------------
U.S. Treasury
   Note 2 Yr
   Future          102      September 2006   $20,726,423   $20,683,688     $ 42,735

U.S. Treasury
   Note 5 Yr
   Future          355      September 2006    36,857,127    36,709,219      147,908

U.S. Treasury
   Note 10 Yr
   Future          170      September 2006    17,893,336    17,826,094       67,242
                                                                           --------
                                                                           $257,885
                                                                           --------

*    Represents entire or partial securities out on loan.

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $16,306,024 or 2.6% of net assets.

(b) An amount equivalent to U.S. $288,200 has been segregated as collateral for the financial futures contracts outstanding at June 30, 2006.

Glossary:
     TBA - (To Be Announced) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


                       ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO o 8

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Bond Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: August 21, 2006


                                       4